REVENUE (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	CAD 14,143	CAD 13,702
Operating segments | Wireless:
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,343	7,916
Operating segments | Wireless: | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,775	7,258
Operating segments | Wireless: | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	568	658
Operating segments | Cable:
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,466	3,449
Operating segments | Cable: | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,460	3,443
Operating segments | Cable: | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	6	6
Operating segments | Cable: | Internet
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,606	1,495
Operating segments | Cable: | Television
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,501	1,562
Operating segments | Cable: | Phone
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	353	386
Operating segments | Business Solutions:
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	387	384
Operating segments | Business Solutions: | Service revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	380	378
Operating segments | Business Solutions: | Equipment revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7	6
Operating segments | Business Solutions: | Next generation
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	322	307
Operating segments | Business Solutions: | Legacy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	58	71
Operating segments | Media:
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,153	2,146
Operating segments | Media: | Advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	838	870
Operating segments | Media: | Subscription
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	511	474
Operating segments | Media: | Retail
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	352	325
Operating segments | Media: | Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	452	477
Corporate items and intercompany eliminations
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	CAD (206)	CAD (193)